Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000018365 | Natixis S.A.8772960
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018365 | U.S. Treasury Bills8773026
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018365 | U.S. Treasury Bills8773005
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018365 | U.S. Treasury Bills8773000
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | Barclays Bank8772921
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | Mizuho Securities8772953
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | MUFG Securities Americas8772956
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | Citigroup Global Markets8772933
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018365 | U.S. Treasury Bills8773023
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018365 | BNP Paribas8772925
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018365 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000018365 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000018365 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000162326 | Natixis S.A.8772960
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162326 | U.S. Treasury Bills8773026
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162326 | U.S. Treasury Bills8773005
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162326 | U.S. Treasury Bills8773000
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | Barclays Bank8772921
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | Mizuho Securities8772953
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | MUFG Securities Americas8772956
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | Citigroup Global Markets8772933
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162326 | U.S. Treasury Bills8773023
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162326 | BNP Paribas8772925
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162326 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000162326 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000162326 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000240469 | Natixis S.A.8772960
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240469 | U.S. Treasury Bills8773026
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240469 | U.S. Treasury Bills8773005
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240469 | U.S. Treasury Bills8773000
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | Barclays Bank8772921
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | Mizuho Securities8772953
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | MUFG Securities Americas8772956
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | Citigroup Global Markets8772933
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240469 | U.S. Treasury Bills8773023
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240469 | BNP Paribas8772925
Holdings [Line Items]
Percent of Total Investments	2.80%
C000240469 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000240469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000018374 | FFCB8772530
Holdings [Line Items]
Percent of Total Investments	6.80%
C000018374 | U.S. Treasury Bills8772298
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018374 | U.S. Treasury Bills8772283
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018374 | U.S. Treasury Bills8772287
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018374 | U.S. Treasury Bills8772296
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018374 | FHLB8772482
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018374 | U.S. Treasury Bills8772286
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018374 | U.S. Treasury Notes8772569
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018374 | FFCB8772527
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018374 | FFCB8772533
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018374 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000018374 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000018368 | U.S. Treasury Bills8773028
Holdings [Line Items]
Percent of Total Investments	12.70%
C000018368 | U.S. Treasury Bills8773022
Holdings [Line Items]
Percent of Total Investments	10.20%
C000018368 | U.S. Treasury Bills8773037
Holdings [Line Items]
Percent of Total Investments	9.60%
C000018368 | U.S. Treasury Bills8773025
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018368 | U.S. Treasury Bills8773016
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018368 | U.S. Treasury Bill - When Issued8773039
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018368 | U.S. Treasury Bills8773019
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018368 | U.S. Treasury Notes8772940
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018368 | U.S. Treasury Bills8773031
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018368 | U.S. Treasury Bills8773064
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018368 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000022551 | U.S. Treasury Notes8774104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022551 | U.S. Treasury Notes8774098
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022551 | U.S. Treasury Bill - When Issued8774121
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022551 | U.S. Treasury Notes8774095
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022551 | U.S. Treasury Notes8774101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022551 | U.S. Treasury Notes8774107
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | Truist Bank8774399
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022551 | Golden Credit Card Trust8774602
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | JPMorgan Chase8774234
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | Morgan Stanley8774254
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022551 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022551 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022551 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022551 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022551 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000022551 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000158211 | U.S. Treasury Notes8774104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158211 | U.S. Treasury Notes8774098
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158211 | U.S. Treasury Bill - When Issued8774121
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158211 | U.S. Treasury Notes8774095
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158211 | U.S. Treasury Notes8774101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158211 | U.S. Treasury Notes8774107
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | Truist Bank8774399
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158211 | Golden Credit Card Trust8774602
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | JPMorgan Chase8774234
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | Morgan Stanley8774254
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158211 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000158211 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158211 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158211 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000158211 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000158211 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000022552 | U.S. Treasury Notes8776605
Holdings [Line Items]
Percent of Total Investments	10.10%
C000022552 | U.S. Treasury Notes8776612
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022552 | U.S. Treasury Notes8776608
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022552 | FHLMC Multifamily Structured Pass-Through Certificates8776321
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022552 | FNMA REMIC8776530
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022552 | GNMA8776874
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022552 | FNMA REMIC8776577
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022552 | FHLMC REMIC8776381
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | FHLMC REMIC8776479
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | FNMA REMIC8776258
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022552 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000022552 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000022552 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147419 | U.S. Treasury Notes8776605
Holdings [Line Items]
Percent of Total Investments	10.10%
C000147419 | U.S. Treasury Notes8776612
Holdings [Line Items]
Percent of Total Investments	8.10%
C000147419 | U.S. Treasury Notes8776608
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147419 | FHLMC Multifamily Structured Pass-Through Certificates8776321
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147419 | FNMA REMIC8776530
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147419 | GNMA8776874
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147419 | FNMA REMIC8776577
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147419 | FHLMC REMIC8776381
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | FHLMC REMIC8776479
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | FNMA REMIC8776258
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147419 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000147419 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000147419 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022554 | GNMA8776809
Holdings [Line Items]
Percent of Total Investments	7.90%
C000022554 | GNMA8777033
Holdings [Line Items]
Percent of Total Investments	7.00%
C000022554 | GNMA8777022
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022554 | GNMA8777024
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022554 | GNMA8776970
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022554 | GNMA8776894
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022554 | GNMA8777038
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022554 | GNMA8776864
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022554 | GNMA8776938
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022554 | GNMA8777062
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022554 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000022554 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147421 | GNMA8776809
Holdings [Line Items]
Percent of Total Investments	7.90%
C000147421 | GNMA8777033
Holdings [Line Items]
Percent of Total Investments	7.00%
C000147421 | GNMA8777022
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147421 | GNMA8777024
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147421 | GNMA8776970
Holdings [Line Items]
Percent of Total Investments	4.40%
C000147421 | GNMA8776894
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147421 | GNMA8777038
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147421 | GNMA8776864
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147421 | GNMA8776938
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147421 | GNMA8777062
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147421 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147421 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000147421 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%